CLOSED BLOCK - Reconciliation of Policyholder Dividend Obligation (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Movement in Closed Block Dividend Obligation [Roll Forward]
Balances, beginning of year	$ 19	$ 52	$ 52	$ 81
Unrealized investment gains (losses), net of DAC	(19)	(5)	(20)	(29)
Balances, End of Period	$ 0	$ 47	$ 19	$ 52